INCOME TAXES (Components of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets
Advertising costs deductible in future years	¥ 63,391	$ 9,715	¥ 63,430
Deferred government grants	75	11	261
Loss from equity method investment	3,271	501	1,648
Bad debt provision	5,577	855	7,302
Accrued rental expense	63	10	15
Impairment of long-term investments	4,350	667	4,424
Net operating losses ("NOLs")	166,118	25,459	160,271
Less: valuation allowance	(242,845)	(37,218)	(237,351)
Total deferred tax assets, net	0	0	0
Deferred tax liabilities
Apps and other licenses arisen from business combination	0	0	(59)
Total deferred tax liabilities	¥ 0	$ 0	¥ (59)